Income Tax and Deferred Taxes - Additional Information (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX AND DEFERRED TAXES
Temporary differences associated with investments in subsidiaries and joint ventures	$ 1,029,815,247	$ 1,232,849,769
Deferred tax asset not recognized for deductible temporary differences	$ 1,373,836,286	$ 1,433,966,263